Subsequent Events (Details) - Subsequent Event [Member] - VWAP [Member] - USD ($)	May 04, 2023	Mar. 31, 2023	Jan. 10, 2023	Jan. 03, 2023	Dec. 31, 2022
Subsequent Events (Details) [Line Items]
Prepayment	$ 3,100,000	$ 3,500,000	$ 3,200,000	$ 3,700,000
Floor price		$ 590			$ 590